Short-Term Bank Loans (Details)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 25, 2024 USD ($)	Sep. 25, 2024 CNY (¥)	Aug. 30, 2024 USD ($)	Aug. 30, 2024 CNY (¥)	Aug. 24, 2024 USD ($)	Aug. 24, 2024 CNY (¥)	Jul. 08, 2024 USD ($)	Jul. 08, 2024 CNY (¥)	Jun. 07, 2024 USD ($)	Jun. 07, 2024 CNY (¥)	May 17, 2024 USD ($)	May 17, 2024 CNY (¥)	Apr. 24, 2024 USD ($)	Apr. 24, 2024 CNY (¥)	Mar. 18, 2024 USD ($)	Mar. 18, 2024 CNY (¥)	Sep. 20, 2023 USD ($)	Sep. 20, 2023 CNY (¥)	Aug. 30, 2023 USD ($)	Aug. 30, 2023 CNY (¥)	Mar. 30, 2023 USD ($)	Mar. 30, 2023 CNY (¥)	Mar. 17, 2023 USD ($)	Mar. 17, 2023 CNY (¥)	Feb. 13, 2023 USD ($)	Feb. 13, 2023 CNY (¥)
Short-Term Bank Loans [Line Items]
Loan amount					$ 712,494	¥ 5,000,000	$ 1,211,240	¥ 8,500,000	$ 427,497	¥ 3,000,000	$ 427,497	¥ 3,000,000	$ 712,494	¥ 5,000,000	$ 284,998	¥ 2,000,000	$ 1,211,240	¥ 8,500,000	$ 284,998	¥ 2,000,000	$ 137,061	¥ 1,000,000	$ 685,307	¥ 5,000,000	$ 411,184	¥ 3,000,000	$ 685,307	¥ 5,000,000	$ 274,123	¥ 2,000,000
Annual interest rate	5.20%			5.20%																							6.00%	6.00%
Fixed interest rate							4.20%	4.20%			4.20%	4.20%			4.20%	4.20%	4.30%	4.30%	5.00%	5.00%	5.50%	5.50%			4.35%	4.35%			4.35%	4.35%
Weighted average annual interest rate	5.20%	5.49%	4.35%	5.20%
Interest expense	$ 195,331	$ 126,206	$ 74,888
Bank of Nanjing [Member]
Short-Term Bank Loans [Line Items]
Loan amount	$ 142,499			¥ 1,000,000																							$ 274,123	¥ 2,000,000